INVESTMENTS AND PUT RIGHT LIABILITIES - Summary of Significant Assumptions and Inputs in OPM to Determine Fair Value (Details) - OPM - Series A, B and C - TJBio Hangzhou	Sep. 30, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Investments in available-for-sale debt securities, Equity market adjustment	0.00%	(20.00%)
Investments in available-for-sale debt securities, Expected time to change in control (Year)	2 years 3 months	3 years
Investments in available-for-sale debt securities, Estimated volatility	100.00%	95.00%
Investments in available-for-sale debt securities, Risk free rate (Based on the Chinese sovereign yield curve)	1.42%	1.18%